Term Debt (Details) - Schedule of outstanding term debt - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Term Debt (Details) - Schedule of outstanding term debt [Line Items]
Unamortized discount			$ (110)
Less: Current portion of debt			(144)
Total long-term debt		$ 1,361	390
Subordinated promissory notes [Member]
Term Debt (Details) - Schedule of outstanding term debt [Line Items]
Maturity Date		Apr. 30, 2021
Line of credit			500
PWBF promissory note [Member]
Term Debt (Details) - Schedule of outstanding term debt [Line Items]
Maturity Date		Aug. 25, 2020
Line of credit			144
PWBF PPP loan [Member]
Term Debt (Details) - Schedule of outstanding term debt [Line Items]
Maturity Date	[1]	May 04, 2022
Line of credit	[1]	$ 471
PWBF PPP loan [Member]
Term Debt (Details) - Schedule of outstanding term debt [Line Items]
Maturity Date	[1]	Apr. 20, 2022
Line of credit	[1]	$ 740
EIDL promissory note [Member]
Term Debt (Details) - Schedule of outstanding term debt [Line Items]
Maturity Date		Aug. 27, 2051
Line of credit		$ 150

[1]	These loans were forgiven in the first quarter of 2021 as further discussed below.